Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 4 - Cash and Cash Equivalents

	December 31
	2020	2021
	US$ thousands

Cash	19,477	25,368
Cash equivalents *	1,199	3,917
	20,676	29,285

*	Comprised mainly of bank deposits in ILS as at December 31, 2020 and 2021 carrying a weighted average interest rate of 0.84% and 0.03%, respectively.